Business Acquisition - Additional Information (Detail) $ in Thousands, ¥ in Millions							1 Months Ended		12 Months Ended
	May 15, 2019 USD ($)	May 15, 2019 CNY (¥)	Jul. 10, 2018 USD ($)	Jul. 10, 2018 CNY (¥)	Nov. 01, 2017 USD ($)	Nov. 01, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Apr. 26, 2019 USD ($)	Apr. 26, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jul. 31, 2018	Jul. 10, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Business Acquisition [Line Items]
Goodwill									$ 74,829		$ 78,966
Beijing Ruida Chengtai Education Technology Co Ltd [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired							60.00%												60.00%
Total consideration	$ 5,580	¥ 38.3	$ 5,931	¥ 39.6
Cost method investments							$ 28,758												¥ 192.0
Equity ownership interest	9.00%	9.00%	11.00%				40.00%				51.00%	51.00%					11.00%	11.00%	40.00%
Settlement of contingent consideration							$ 7,098	¥ 46.0
Contingent consideration payable			$ 1,746										$ 1,746	¥ 12.0	$ 1,048	¥ 7.2		¥ 12.0
Change in fair value gain										$ 676
Change in fair value of option percentage										11.00%
Net purchase price											$ 32,800	¥ 225.3
Equity interest in acquiree, remeasurement loss									$ 590
Equity interest in acquiree, percentage	49.00%	49.00%							40.00%		40.00%	40.00%
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd
Business Acquisition [Line Items]
Percentage of equity interest acquired					80.00%
Goodwill					$ 3,547
Total consideration					6,059	¥ 40.0
Net purchase price					$ 6,059